LEASES - Summary of supplemental consolidated balance sheet information related to leases (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Summary Of Supplemental Consolidated Balance Sheet Information Related To Leases [Abstract]
Operating leases right-of-use assets	¥ 35,507	$ 5,572	¥ 6,926
Current portion of lease liabilities	16,908		3,322
Non-current portion of lease liabilities	18,335		1,873
Total operating lease liabilities	¥ 35,243	$ 5,530	¥ 5,195
Weighted average remaining lease term (in years)	2 years 1 month 6 days	2 years 1 month 6 days	1 year 8 months 12 days
Weighted average discount rate	4.75%	4.75%	4.75%